UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Global Equity Income Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR M0RE INFORMATION

Back Cover

Dreyfus Global Equity Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio manager Nick Clay of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 2.27%, Class C shares returned 1.82%, Class I shares returned 2.37%, and Class Y shares returned 2.45%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 3.89% for the same period.2

Global equities advanced moderately over the reporting period amid accelerating economic growth and rising corporate earnings. The fund underperformed the Index, mainly due to consumer-oriented and health care stocks lagging the rising market.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong, and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets. The fund’s portfolio managers typically will purchase stocks that, at the time of purchase, have a yield premium to the yield of the Index.

The portfolio manager will combine a top-down approach, emphasizing current economic trends and current investment themes on a global basis, with a bottom-up stock selection, based on fundamental research. Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector.

Economic Growth Amid Rising Volatility

Global equity markets gained ground over the reporting period’s first half, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates. Global growth trends enabled U.K. equities to climb despite a lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets proved sluggish despite improving regional economic fundamentals.

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April 2018, and rising oil prices benefited energy stocks.

Consumer and Health Care Stocks Dampened Results

The fund’s performance was constrained during the reporting period by its positioning in consumer-related sectors. British American Tobacco struggled with concerns regarding the

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

viability of new products and the impact of higher interest rates on a relatively heavy debt burden. Fashion retailer Hennes & Mauritz reported disappointing results due to ongoing inventory challenges and online competition. The fund did not participate in gains posted by Internet retailer Amazon, which does not meet our yield criteria. More traditionally defensive areas, such as the health care sector, remained out of favor among investors amid rising bond yields and political scrutiny of prescription drug prices.

The fund fared better in the technology sector. Networking giant Cisco Systems overcame headwinds and returned to revenue growth, and the fund benefited from not holding lagging industry leaders Facebook and Alphabet. Likewise, in the industrials sector, the fund did not hold laggards such as General Electric and 3M, instead favoring better performers such as U.K. defense contractor BAE Systems, which benefited from higher U.S. military spending.

In other areas, luxury retailer Ralph Lauren appears to be delivering on its plan to reduce its footprint with the aim of boosting its brand and repairing profit margins. Beauty products manufacturer Coty achieved stronger-than-expected sales and cut costs. Event organizer UBM advanced strongly after receiving a takeover bid from former rival Informa, which also performed well for the fund.

Maintaining a Cautious Investment Posture

We expect heightened market volatility to persist in the midst of changing global fiscal and monetary policies. Further monetary policy tightening by central banks is likely, we believe, to lead eventually to deteriorating economic and market liquidity conditions. In an environment in which investment risk may be mispriced and valuations appear stretched, a rigorous assessment of individual investment candidates seems essential.

We have continued to emphasize holdings with haven-like qualities and competitive dividend yields. As of the end of the reporting period, our security selection process led to overweighted exposure to stocks in the consumer goods, consumer services, technology, and utilities sectors. In contrast, the fund ended the reporting period with underweighted positions in the financials, industrials, basic materials, and oil and gas sectors.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE World Index is a market capitalization-weighted index representing the performance of the large- and mid-cap stocks from the Developed and Advanced Emerging segments of the FTSE Global Equity Index Series. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.92	$9.51	$4.52	$4.17
Ending value (after expenses)	$1,022.70	$1,018.20	$1,023.70	$1,024.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.91	$9.49	$4.51	$4.16
Ending value (after expenses)	$1,018.94	$1,015.37	$1,020.33	$1,020.68

† Expenses are equal to the fund’s annualized expense ratio of 1.18% for Class A, 1.90% for Class C, .90% for Class I and .83% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 96.7%
Australia - 1.1%
Dexus	658,498	4,692,446
France - 5.4%
Sanofi	105,511	8,328,231
Television Francaise 1	436,297	5,431,983
Total	153,210	9,621,024
		23,381,238
Hong Kong - 1.5%
Link REIT	733,500	6,480,629
India - 2.6%
Infosys, ADR	644,645	11,390,877
Israel - 1.5%
Bank Hapoalim	926,861	6,327,282
Italy - 1.0%
Atlantia	134,762	4,456,195
Japan - 1.4%
Japan Tobacco	233,900	6,280,777
Netherlands - 6.0%
Koninklijke Ahold Delhaize	178,918	4,313,238
RELX	515,856	10,940,046
Royal Dutch Shell, Cl. A	304,088	10,635,895
		25,889,179
New Zealand - .4%
Spark New Zealand	665,729	1,615,381
Norway - 1.9%
Orkla	888,609	8,214,271
South Korea - .8%
Macquarie Korea Infrastructure Fund	407,448	3,413,940
Sweden - 1.8%
Hennes & Mauritz, Cl. B	455,202	7,783,709
Switzerland - 8.5%
Nestle	90,406	6,989,202
Novartis	150,472	11,573,730
Roche Holding	38,048	8,441,396
Zurich Insurance Group	31,053	9,905,634
		36,909,962
United Kingdom - 19.4%
BAE Systems	1,338,809	11,235,104
British American Tobacco	128,615	7,067,732
British American Tobacco, ADR	112,941	6,168,837
Centrica	4,963,415	10,488,355
Diageo	416,915	14,829,679

6

Description		Shares		Value ($)
Common Stocks - 96.7% (continued)
United Kingdom - 19.4% (continued)
GlaxoSmithKline		15,843		313,282
Informa		1,047,138		10,638,668
UBM		370,786		4,937,614
Unilever		223,297		12,513,285
Vodafone Group		2,023,620		5,888,054
				84,080,610
United States - 43.4%
CA		440,806		15,340,049
Cisco Systems		543,676		24,079,410
CMS Energy		164,895		7,781,395
Coty, Cl. A		507,454		8,804,327
Emerson Electric		65,066		4,321,033
Eversource Energy		126,123		7,598,911
Gilead Sciences		154,805		11,181,565
Kraft Heinz		20,451		1,153,027
Maxim Integrated Products		242,021		13,190,144
McDonald's		51,597		8,639,402
Merck & Co.		140,213		8,254,339
Omnicom Group		147,540		10,867,796
Paychex		111,429		6,749,255
Philip Morris International		92,516		7,586,312
Principal Financial Group		81,771		4,842,479
Procter & Gamble		93,559		6,768,058
QUALCOMM		234,765		11,975,363
Ralph Lauren		119,999		13,181,890
Verizon Communications		96,425		4,758,574
Western Union		543,959		10,743,190
				187,816,519
Total Common Stocks (cost $364,053,845)				418,733,015
	Current Yield (%)
Other Investment - 2.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $11,696,442)	1.71	11,696,442	[a]	11,696,442
Total Investments (cost $375,750,287)		99.4%		430,429,457
Cash and Receivables (Net)		.6%		2,723,633
Net Assets		100.0%		433,153,090

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Investment in affiliated money market mutual fund.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	23.0
Technology	17.5
Consumer Services	14.7
Health Care	11.1
Financials	10.7
Industrials	6.2
Utilities	6.0
Oil & Gas	4.7
Telecommunications	2.8
Money Market Investment	2.7
99.4

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17($)	Purchases($)	Sales($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	7,454,389	55,426,998	51,184,945	11,696,442	2.7	70,837

See notes to financial statements.

9

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
State Street Bank and Trust Co
United States Dollar	395,877	British Pound	288,293	5/1/18	(1,019)
United States Dollar	97,305	Japanese Yen	10,628,373	5/1/18	83
Gross Unrealized Appreciation					83
Gross Unrealized Depreciation					(1,019)

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	364,053,845	418,733,015
Affiliated issuers	11,696,442	11,696,442
Cash		1,381,379
Cash denominated in foreign currency	942	958
Receivable for investment securities sold		2,168,723
Tax reclaim receivable		1,170,644
Dividends receivable		1,140,925
Receivable for shares of Beneficial Interest subscribed		375,153
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		83
Prepaid expenses		36,338
		436,703,660
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		364,839
Payable for investment securities purchased		2,120,886
Payable for shares of Beneficial Interest redeemed		982,463
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,019
Accrued expenses		81,363
		3,550,570
Net Assets ($)		433,153,090
Composition of Net Assets ($):
Paid-in capital		365,279,964
Accumulated distributions in excess of investment income—net		(1,751,374)
Accumulated net realized gain (loss) on investments		15,012,711
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		54,611,789
Net Assets ($)		433,153,090

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	53,518,969	52,804,671	284,562,481	42,266,969
Shares Outstanding	3,968,934	3,800,975	22,092,592	3,284,672
Net Asset Value Per Share ($)	13.48	13.89	12.88	12.87

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $581,676 foreign taxes withheld at source):
Unaffiliated issuers	7,604,138
Affiliated issuers	70,837
Total Income	7,674,975
Expenses:
Management fee—Note 3(a)	1,667,561
Shareholder servicing costs—Note 3(c)	303,294
Distribution fees—Note 3(b)	208,405
Professional fees	44,607
Registration fees	35,890
Custodian fees—Note 3(c)	29,341
Trustees’ fees and expenses—Note 3(d)	17,684
Prospectus and shareholders’ reports	15,189
Loan commitment fees—Note 2	4,735
Miscellaneous	17,722
Total Expenses	2,344,428
Less—reduction in fees due to earnings credits—Note 3(c)	(456)
Net Expenses	2,343,972
Investment Income—Net	5,331,003
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,732,937
Net realized gain (loss) on forward foreign currency exchange contracts	49,179
Net Realized Gain (Loss)	16,782,116
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(11,570,674)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(936)
Net Unrealized Appreciation (Depreciation)	(11,571,610)
Net Realized and Unrealized Gain (Loss) on Investments	5,210,506
Net Increase in Net Assets Resulting from Operations	10,541,509

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	5,331,003	9,624,359
Net realized gain (loss) on investments	16,782,116	10,702,222
Net unrealized appreciation (depreciation) on investments	(11,571,610)	38,636,943
Net Increase (Decrease) in Net Assets Resulting from Operations	10,541,509	58,963,524
Distributions to Shareholders from ($):
Investment income—net:
Class A	(613,000)	(1,600,237)
Class C	(119,812)	(474,957)
Class I	(4,805,971)	(6,867,270)
Class Y	(711,113)	(975,360)
Net realized gain on investments:
Class A	(1,263,611)	(3,198,367)
Class C	(1,267,591)	(1,675,880)
Class I	(7,110,687)	(6,964,992)
Class Y	(990,806)	(1,040,394)
Total Distributions	(16,882,591)	(22,797,457)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,313,798	31,242,217
Class C	2,609,902	8,265,220
Class I	37,251,735	168,254,236
Class Y	759,220	2,657,462
Distributions reinvested:
Class A	1,684,461	4,502,221
Class C	1,102,544	1,572,305
Class I	9,945,739	11,572,448
Class Y	1,701,919	2,015,754
Cost of shares redeemed:
Class A	(8,408,015)	(94,716,690)
Class C	(7,572,921)	(15,508,713)
Class I	(54,190,919)	(128,923,452)
Class Y	(219,128)	(168,315)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(9,021,665)	(9,235,307)
Total Increase (Decrease) in Net Assets	(15,362,747)	26,930,760
Net Assets ($):
Beginning of Period	448,515,837	421,585,077
End of Period	433,153,090	448,515,837
Distributions in excess of investment income—net	(1,751,374)	(832,481)

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	459,436	2,462,302
Shares issued for distributions reinvested	123,356	365,278
Shares redeemed	(609,629)	(7,440,200)
Net Increase (Decrease) in Shares Outstanding	(26,837)	(4,612,620)
Class Ca
Shares sold	184,424	627,440
Shares issued for distributions reinvested	78,281	123,960
Shares redeemed	(537,162)	(1,167,121)
Net Increase (Decrease) in Shares Outstanding	(274,457)	(415,721)
Class Ia
Shares sold	2,835,774	13,619,577
Shares issued for distributions reinvested	763,011	963,569
Shares redeemed	(4,114,249)	(10,356,032)
Net Increase (Decrease) in Shares Outstanding	(515,464)	4,227,114
Class Y
Shares sold	55,821	205,855
Shares issued for distributions reinvested	130,686	168,389
Shares redeemed	(16,521)	(13,626)
Net Increase (Decrease) in Shares Outstanding	169,986	360,618

[a]During the period ending April 30, 2018, 13,617 Class C shares representing $191,642 were automatically converted to 14,036 Class A shares and during the period ending October 31, 2017, 3,813 Class A shares representing $49,347 were exchanged for 3,973 Class I shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.65	12.57	12.62	12.56	12.31	10.99
Investment Operations:
Investment income—net[a]	.15	.24	.27	.30	.44	.33
Net realized and unrealized gain (loss) on investments	.15	1.49	.48	.21	.24	1.42
Total from Investment Operations	.30	1.73	.75	.51	.68	1.75
Distributions:
Dividends from investment income—net	(.15)	(.27)	(.27)	(.33)	(.43)	(.37)
Dividends from net realized gain on investments	(.32)	(.38)	(.53)	(.12)	-	(.06)
Total Distributions	(.47)	(.65)	(.80)	(.45)	(.43)	(.43)
Net asset value, end of period	13.48	13.65	12.57	12.62	12.56	12.31
Total Return (%)[b]	2.27[c]	14.30	6.31	4.33	5.48	16.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.18[d]	1.28	1.27	1.28	1.30	1.34
Ratio of net expenses to average net assets	1.18[d]	1.28	1.27	1.28	1.30	1.34
Ratio of net investment income to average net assets	2.27[d]	1.93	2.16	2.42	3.49	2.83
Portfolio Turnover Rate	13.26[c]	26.35	27.90	30.89	33.28	25.57
Net Assets, end of period ($ x 1,000)	53,519	54,546	108,189	78,449	97,153	114,247

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.98	12.79	12.84	12.76	12.50	11.13
Investment Operations:
Investment income—net[a]	.11	.18	.18	.21	.35	.25
Net realized and unrealized gain (loss) on investments	.15	1.50	.48	.22	.24	1.44
Total from Investment Operations	.26	1.68	.66	.43	.59	1.69
Distributions:
Dividends from investment income—net	(.03)	(.11)	(.18)	(.23)	(.33)	(.26)
Dividends from net realized gain on investments	(.32)	(.38)	(.53)	(.12)	-	(.06)
Total Distributions	(.35)	(.49)	(.71)	(.35)	(.33)	(.32)
Net asset value, end of period	13.89	13.98	12.79	12.84	12.76	12.50
Total Return (%)[b]	1.82[c]	13.56	5.49	3.53	4.71	15.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	2.01	2.02	2.03	2.04	2.07
Ratio of net expenses to average net assets	1.90[d]	2.01	2.02	2.03	2.04	2.07
Ratio of net investment income to average net assets	1.54[d]	1.36	1.42	1.64	2.71	2.10
Portfolio Turnover Rate	13.26[c]	26.35	27.90	30.89	33.28	25.57
Net Assets, end of period ($ x 1,000)	52,805	56,969	57,459	46,177	51,409	51,523

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	13.10	12.11	12.19	12.15	11.93	10.66
Investment Operations:
Investment income—net[a]	.17	.31	.28	.32	.45	.36
Net realized and unrealized gain (loss) on investments	.15	1.39	.47	.20	.23	1.37
Total from Investment Operations	.32	1.70	.75	.52	.68	1.73
Distributions:
Dividends from investment income—net	(.22)	(.33)	(.30)	(.36)	(.46)	(.40)
Dividends from net realized gain on investments	(.32)	(.38)	(.53)	(.12)	-	(.06)
Total Distributions	(.54)	(.71)	(.83)	(.48)	(.46)	(.46)
Net asset value, end of period	12.88	13.10	12.11	12.19	12.15	11.93
Total Return (%)	2.37[b]	14.65	6.65	4.52	5.71	16.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[c]	.99	1.01	1.03	1.04	1.06
Ratio of net expenses to average net assets	.90[c]	.99	1.01	1.03	1.04	1.06
Ratio of net investment income to average net assets	2.55[c]	2.42	2.32	2.65	3.66	3.13
Portfolio Turnover Rate	13.26[b]	26.35	27.90	30.89	33.28	25.57
Net Assets, end of period ($ x 1,000)	284,562	296,215	222,595	102,827	121,131	110,233

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	13.09	12.11	12.19	12.14	11.92	11.06
Investment Operations:
Investment income—net[b]	.17	.31	.30	.33	.46	.06
Net realized and unrealized gain (loss) on investments	.16	1.39	.46	.21	.23	.89
Total from Investment Operations	.33	1.70	.76	.54	.69	.95
Distributions:
Dividends from investment income—net	(.23)	(.34)	(.31)	(.37)	(.47)	(.09)
Dividends from net realized gain on investments	(.32)	(.38)	(.53)	(.12)	-	-
Total Distributions	(.55)	(.72)	(.84)	(.49)	(.47)	(.09)
Net asset value, end of period	12.87	13.09	12.11	12.19	12.14	11.92
Total Return (%)	2.45[c]	14.68	6.72	4.68	5.78	8.62[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[d]	.92	.94	.95	.96	1.08[d]
Ratio of net expenses to average net assets	.83[d]	.92	.94	.95	.96	1.08[d]
Ratio of net investment income to average net assets	2.65[d]	2.45	2.52	2.71	3.80	2.26[d]
Portfolio Turnover Rate	13.26[c]	26.35	27.90	30.89	33.28	25.57
Net Assets, end of period ($ x 1,000)	42,267	40,786	33,342	26,519	28,394	34,643

a From July 1, 2013, (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks	187,816,519	-	-	187,816,519
Equity Securities - Foreign Common Stocks	17,559,714	213,356,782†	-	230,916,496
Registered Investment Company	11,696,442	-	-	11,696,442
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	83	-	83
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,019)	-	(1,019)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded foreign equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

22

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $12,986,187 and long-term capital gains $9,811,270. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust had agreed to pay Dreyfus a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets.

During the period ended April 30, 2018, the Distributor retained $7,140 from commissions earned on sales of the fund’s Class A shares and $2,690 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

24

period ended April 30, 2018, Class C shares were charged $208,405 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $68,546 and $69,468, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $5,144 for transfer agency services and $415 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $415.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $29,341

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the custody agreement. These fees were partially offset by earnings credits of $41.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $268,361, Distribution Plan fees $33,011, Shareholder Services Plan fees $22,025, custodian fees $33,315, Chief Compliance Officer fees $4,214 and transfer agency fees $3,913.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $57,626,144 and $84,316,117, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the

26

date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	83	(1,019)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	83	(1,019)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	83	(1,019)

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
State Street Bank and Trust Company	83		(83)	-	-
Total	83		(83)	-	-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
State Street Bank and Trust Company	(1,019)		83	-	(936)
Total	(1,019)		83	-	(936)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Forward contracts	512,482

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $54,678,234, consisting of $71,962,599 gross unrealized appreciation and $17,284,365 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all of the periods except the one-year period where the fund’s performance was below the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at the Expense Group median and slightly above the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and

30

determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

31

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

32

NOTES

33

For More Information

Dreyfus Global Equity Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DEQAX Class C: DEQCX Class I: DQEIX Class Y: DEQYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6175SA0418

Dreyfus International Bond Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus International Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by David Leduc, CFA, Brendan Murphy, CFA, and Scott Zaleski, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus International Bond Fund’s Class A shares produced a total return of 3.69%, Class C shares returned 3.33%, Class I shares returned 3.90%, and Class Y shares returned 3.94%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Global Aggregate ex USD Index (Unhedged) (the “Index”), produced a total return of 3.70% for the same period.2

International bond markets posted moderately positive total returns over the reporting period as a weakening U.S. dollar bolstered returns from local currency-denominated investments for U.S. residents. The fund produced returns in line with the Index, mainly due to our country allocation and yield curve strategies.

As of February 22, 2018, Scott Zaleski became a portfolio manager for the fund.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund’s portfolio managers focus on identifying undervalued government bond markets, currencies, sectors and securities and look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies, focusing on sectors and individual securities that appear to be relatively undervalued, and actively trading among sectors.

Weaker U.S. Dollar Buoyed Returns From International Bonds

International bond markets produced mixed results in local-currency terms over the reporting period, as some central banks followed the example of the U.S. by raising short-term interest rates and curtailing their quantitative easing programs in response to accelerating economic growth. Bond yields rose and prices generally declined in regional markets where interest rates climbed, while bond prices fared better in markets where interest rates stayed unchanged.

However, the impact of a weakening U.S. dollar against most foreign currencies helped boost international bond market returns for U.S. residents. The U.S. dollar dropped sharply during the reporting period when investors grew increasingly concerned about the impact of ballooning U.S. federal budget deficits and potential trade disputes stemming from recent changes in U.S. government policies. This trend began to reverse late in the reporting period when European economic data proved less robust than U.S. economic data, but it was not enough to offset earlier weakness.

Country Allocations Drove Fund Performance

The fund’s performance compared to the Index benefited during the reporting period from our country allocation strategy. Overweighted exposure to European sovereign bonds proved advantageous, particularly among peripheral members of the European Union, such as Spain and Portugal. An emphasis on inflation-adjusted securities in Japan helped the fund participate more fully in a market sector that fared better than broad market averages, as did an overweighted position in South African sovereign bonds. Not surprisingly, these markets did not see the rising interest-rate environment that dampened bond prices in other regions. In contrast, the fund maintained underweighted exposure to sovereign bonds in the United Kingdom and Canada, which were hurt by upward pressure on interest rates.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

On a more negative note, the fund’s active currency strategy weighed to a degree on its relative results. Relatively heavy positions in the Swedish krona and Canadian dollar proved disappointing, as did underweighted exposure to the euro and South African rand. Results were further constrained by a relatively short average duration in Europe, which prevented the fund from participating more fully in the local bond market’s strength.

At times during the reporting period, the fund employed option contracts, futures contracts, and forward contracts to manage its interest-rate and currency exposures.

An Opportunistic Investment Posture

Despite recently disappointing economic data in Europe, we currently expect the global economic expansion to persist. As a result, central banks could continue to move away from the aggressively accommodative monetary policies of the past decade, and short-term interest rates appear likely to rise in most developed markets. We also have taken note of recent heightened volatility in the emerging markets in response to political developments in the U.S.

In this environment, we have maintained the fund’s emphasis on sovereign bonds in markets where interest rates appear to remain stable or are likely to decline, and we generally have avoided markets where interest rates appear poised to rise in response to tighter monetary policies. We also have maintained mildly overweighted exposure to the emerging markets, where underlying fundamentals seem solid despite recent volatility. We also have identified what we believe to be attractive values among corporate bonds in some markets.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The return figure provided for Class A reflects the absorption of certain Class A expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class A return would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Bloomberg Barclays Global Aggregate ex USD Index (Unhedged) is a flagship measure of global investment-grade debt from 24 local currency markets, excluding U.S. dollar-denominated bonds. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.15	$8.37	$3.29	$2.98
Ending value (after expenses)	$1,036.90	$1,033.30	$1,039.00	$1,039.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.11	$8.30	$3.26	$2.96
Ending value (after expenses)	$1,019.74	$1,016.56	$1,021.57	$1,021.87

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.66% for Class C, .65% for Class I and .59% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7%
Argentina - 3.2%
Argentine Government, Bonds, Ser. POM, Argentine 7-Day Reference Rate	ARS	27.93	6/21/20	170,980,000	[b]	8,972,804
Argentine Government, Sr. Unscd. Notes	ARS	5.83	12/31/33	19,957,000	[c]	8,312,579
Argentine Government, Unscd. Bonds	ARS	3.75	2/8/19	214,000,000		10,976,432
Buenos Aires Province, Sr. Unscd. Notes		9.13	3/16/24	1,625,000	[d]	1,807,812
City of Buenos Aires, Unscd. Bonds, 3 Month BADLAR + 3.83%	ARS	26.83	5/31/22	35,000,000	[b]	1,782,842
City of Buenos Aires, Unscd. Bonds, Ser. 22, 3 Month BADLAR + 3.25%	ARS	26.19	3/29/24	68,200,000	[b]	3,341,019
					35,193,488
Australia - .1%
Driver Australia Four Trust, Ser. 4, Cl. A, 1 Month Bank Bill Swap Rate + .95%	AUD	2.73	8/21/25	348,445	[b]	262,594
Driver Australia Three Trust, Ser. 3, Cl. A, 1 Month Bank Bill Swap Rate + 1.70%	AUD	3.48	5/21/24	851,686	[b]	647,535
					910,129
Brazil - .9%
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/27	26,000,000		7,825,360
Natura Cosmeticos, Sr. Unscd. Notes		5.38	2/1/23	2,350,000	[d]	2,344,125
					10,169,485
Canada - 3.4%
BMW Canada Auto Trust, Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	3,775,000	[d]	2,923,769
Canadian Government, Bonds	CAD	1.00	6/1/27	10,925,000		7,619,208
Canadian Government, Bonds	CAD	3.50	12/1/45	9,355,000		8,898,962
Cenovus Energy, Sr. Unscd. Notes		4.25	4/15/27	1,700,000	[e]	1,635,886
CNH Capital Canada Receivables Trust, Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	1,860,030	[d]	1,448,780
CNH Capital Canada Receivables Trust, Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	3,268,233	[d]	2,523,332

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Canada - 3.4% (continued)
Ford Auto Securitization Trust, Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	2,425,000	[d]	1,870,515
Ford Auto Securitization Trust, Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	2,350,000	[d]	1,825,622
GMF Canada Leasing Trust, Ser. 2016-1A, Cl. A2	CAD	1.64	3/20/19	405,970	[d]	316,182
GMF Canada Leasing Trust, Ser. 2016-1A, Cl. A3	CAD	1.83	6/21/21	1,900,000	[d]	1,479,690
GMF Canada Leasing Trust, Ser. 2017-1A, Cl. A3	CAD	2.47	9/20/22	1,750,000	[d]	1,358,961
MBARC Credit Canada, Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	2,274,701	[d]	1,770,952
MBARC Credit Canada, Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	1,075,000	[d]	836,205
MBARC Credit Canada, Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	3,000,000	[d]	2,336,540
Teck Resources, Gtd. Notes		6.25	7/15/41	1,150,000		1,224,750
					38,069,354
Chile - .4%
Chilean Government, Bonds	CLP	4.50	3/1/21	2,695,000,000		4,544,319
China - .2%
Alibaba Group Holding, Sr. Unscd. Notes		3.40	12/6/27	965,000		905,313
Tencent Holdings, Sr. Unscd. Notes		3.60	1/19/28	1,095,000		1,040,622
					1,945,935
Colombia - .4%
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	9,603,300,000		4,139,229
Ecuador - .2%
Ecuadorian Government, Sr. Unscd. Notes		7.88	1/23/28	2,025,000	[d]	1,799,719
France - 3.0%
Credit Agricole, Sub. Bonds	EUR	2.63	3/17/27	2,050,000		2,610,055
French Government, Bonds	EUR	0.75	5/25/28	15,800,000		19,008,540
French Government, Unscd. Bonds	EUR	2.00	5/25/48	8,975,000		11,789,505
					33,408,100
Germany - 1.0%
Allianz, Sub. Notes	EUR	5.63	10/17/42	5,400,000		7,811,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Germany - 1.0% (continued)
Globaldrive Auto Receivables, Ser. 2016-B, Cl. A	EUR	0.13	8/20/24	2,961,017		3,594,559
					11,406,160
Ghana - .2%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	1,925,000		2,064,143
Greece - .5%
Hellenic Republic, Bonds	EUR	3.90	1/30/33	4,475,000		5,130,819
Ireland - 1.2%
AerCap Ireland Capital, Gtd. Notes		4.50	5/15/21	1,775,000		1,817,356
AerCap Ireland Capital, Gtd. Notes		5.00	10/1/21	725,000		753,489
Irish Government, Bonds	EUR	2.40	5/15/30	6,370,000		8,800,029
Irish Government, Bonds	EUR	2.00	2/18/45	1,610,000		2,070,439
					13,441,313
Israel - .2%
Israeli Government, Bonds, Ser. 0327	ILS	2.00	3/31/27	6,900,000		1,944,259
Italy - 4.2%
Intesa Sanpaolo, Sr. Unscd. Notes	EUR	3.00	1/28/19	3,565,000		4,407,501
Italian Government, Bonds	EUR	1.25	12/1/26	28,000,000		33,047,601
Italian Government, Unscd. Bonds	EUR	2.70	3/1/47	7,775,000		9,279,571
					46,734,673
Ivory Coast - .6%
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/25	750,000	[d]	959,435
Ivory Coast Government, Sr. Unscd. Bonds		6.13	6/15/33	1,150,000	[d]	1,090,832
Ivory Coast Government, Sr. Unscd. Notes	EUR	5.25	3/22/30	4,250,000	[d]	5,210,437
					7,260,704
Japan - 19.8%
Japanese Government, Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	3,545,150,000		32,222,696
Japanese Government, Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	10,172,000,000	[f]	98,827,255
Japanese Government, Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	3,960,550,000		37,546,898

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Japan - 19.8% (continued)
Japanese Government, Sr. Unscd. Bonds, Ser. 348	JPY	0.10	9/20/27	3,315,000,000		30,523,927
Japanese Government, Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,791,800,000		20,405,622
					219,526,398
Kazakhstan - .2%
KazMunayGas National, Sr. Unscd. Notes		5.38	4/24/30	2,000,000	[d]	2,003,492
Kenya - .5%
Kenyan Government, Sr. Unscd. Notes		7.25	2/28/28	4,450,000	[d]	4,603,676
Kenyan Government, Sr. Unscd. Notes		8.25	2/28/48	950,000	[d]	982,138
					5,585,814
Luxembourg - .1%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/26	1,125,000	[d]	1,108,125
Mexico - 2.0%
Mexican Government, Bonds, Ser. M	MXN	8.00	11/7/47	247,400,000		13,739,566
Mexican Government, Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	102,850,000		5,560,550
Petroleos Mexicanos, Sr. Unscd. Notes		6.35	2/12/48	2,665,000	[d]	2,457,130
					21,757,246
Netherlands - 2.8%
ABN AMRO Bank, Sub. Notes		4.75	7/28/25	3,900,000	[d]	3,956,846
ABN AMRO Bank, Sub. Notes	EUR	2.88	1/18/28	1,100,000		1,425,070
GTH Finance, Gtd. Notes		6.25	4/26/20	2,600,000		2,645,292
ING Groep, Sub. Notes	EUR	3.00	4/11/28	700,000		913,349
Petrobras Global Finance, Gtd. Notes		5.30	1/27/25	1,900,000	[d]	1,869,600
Petrobras Global Finance, Gtd. Notes		7.25	3/17/44	2,530,000		2,522,410
Rabobank Nederland, Sub. Bonds	EUR	2.50	5/26/26	1,816,000		2,309,166
Schaeffler Finance, Sr. Scd. Notes		4.75	5/15/23	1,125,000	[d]	1,146,094
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes	EUR	3.25	4/15/22	2,100,000	[d]	2,584,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Netherlands - 2.8% (continued)
Volkswagen International Finance, Gtd. Bonds	EUR	3.75	12/31/49	1,800,000		2,315,009
Vonovia Finance, Gtd. Notes	EUR	1.63	12/15/20	4,100,000		5,149,016
Vonovia Finance, Gtd. Notes	EUR	3.63	10/8/21	1,575,000		2,119,109
WPC Eurobond, Gtd. Bonds	EUR	2.25	7/19/24	1,850,000		2,337,071
					31,292,856
New Zealand - 2.5%
New Zealand Government, Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	35,204,000	[g]	27,385,237
Nigeria - 1.3%
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	1,050,000	[d]	1,059,660
Nigerian Government, Sr. Unscd. Notes		7.14	2/23/30	1,325,000	[d]	1,358,754
Nigerian Government, Treasury Bills, Ser. 182D	NGN	0.00	8/16/18	1,012,009,000	[h]	2,726,212
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	6/21/18	962,188,000	[h]	2,635,059
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	8/2/18	492,902,000	[h]	1,333,327
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	9/13/18	527,800,000	[h]	1,410,018
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	9/20/18	1,089,147,000	[h]	2,903,575
Nigerian Government, Treasury Bills, Ser. 364D	NGN	0.00	10/18/18	196,000,000	[h]	517,631
					13,944,236
Norway - .2%
Norwegian Government, Bonds, Ser. 474	NOK	3.75	5/25/21	17,145,000	[d]	2,303,627
Qatar - .3%
Qatari Government, Sr. Unscd. Notes		4.50	4/23/28	3,400,000	[d]	3,398,477
Romania - 1.3%
Romanian Government, Sr. Unscd. Notes	EUR	2.50	2/8/30	12,450,000	[d]	14,809,079
Russia - 2.0%
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	648,000,000		10,237,932
Russian Government, Bonds, Ser. 6215	RUB	7.00	8/16/23	725,000,000		11,648,527
					21,886,459

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Senegal - .8%
Senegalese Government, Sr. Unscd. Bonds	EUR	4.75	3/13/28	4,000,000	[d]	4,799,913
Senegalese Government, Unscd. Notes		6.25	5/23/33	2,000,000		1,933,660
Senegalese Government, Unscd. Notes		6.25	5/23/33	2,125,000	[d]	2,054,514
					8,788,087
Serbia - .2%
Serbian Government, Sr. Unscd. Notes		7.25	9/28/21	2,500,000		2,765,495
South Africa - 1.0%
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	94,975,000		7,389,687
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	36,000,000		3,297,329
					10,687,016
Spain - 4.6%
BBVA Subordinated Capital, Gtd. Notes	EUR	3.50	4/11/24	2,300,000		2,862,389
Driver Espana, Ser. 3, Cl. A	EUR	0.68	12/21/26	1,146,301		1,394,779
Santander Issuances, Gtd. Notes	EUR	2.50	3/18/25	2,800,000		3,523,458
Spanish Government, Sr. Unscd. Bonds	EUR	2.90	10/31/46	24,000,000		32,763,366
Spanish Government, Sr. Unscd. Bonds, Ser. 30Y	EUR	2.70	10/31/48	6,700,000	[d]	8,709,482
Telefonica Emisiones, Gtd. Notes	EUR	1.53	1/17/25	1,600,000		1,985,166
					51,238,640
Sri Lanka - .2%
Sri Lanka Government, Sr. Unscd. Notes		5.75	4/18/23	2,075,000	[d]	2,064,471
Supranational - 3.0%
Asian Development Bank, Sr. Unscd. Notes	NZD	3.50	5/30/24	3,750,000		2,669,612
European Investment Bank, Sr. Unscd. Notes	CAD	1.13	9/16/21	2,975,000	[d]	2,232,614
European Investment Bank, Sr. Unscd. Notes	AUD	2.70	1/12/23	4,600,000		3,453,316
International Bank for Reconstruction & Development, Sr. Unscd. Notes	NZD	3.50	1/22/21	18,425,000		13,267,397
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/24	96,070,000		1,419,242

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
Supranational - 3.0% (continued)
Nordic Investment Bank, Sr. Unscd. Notes	NOK	1.38	7/15/20	85,000,000		10,617,313
					33,659,494
Switzerland - .2%
Credit Suisse Group, Sr. Unscd. Notes		4.28	1/9/28	2,700,000	[d]	2,659,287
Thailand - .4%
Thai Government, Sr. Unscd. Bonds	THB	2.13	12/17/26	135,170,000		4,179,464
Turkey - 3.0%
Turkish Government, Bonds	TRY	2.00	9/18/24	15,200,000	[i]	4,832,147
Turkish Government, Bonds	TRY	11.00	2/24/27	115,500,000		26,613,820
Turkish Government, Sr. Unscd. Notes		5.75	5/11/47	2,225,000		1,947,745
					33,393,712
Ukraine - .5%
Ukrainian Government, Sr. Unscd. Notes		7.38	9/25/32	4,275,000	[d]	3,955,700
Ukrainian Government, Sr. Unscd. Notes		0.00	5/31/40	1,950,000	[j]	1,326,591
					5,282,291
United Arab Emirates - .3%
Abu Dhabi Crude Oil, Sr. Scd. Bonds		4.60	11/2/47	4,175,000	[d]	3,939,747
United Kingdom - 7.2%
Anglo American Capital, Gtd. Notes		4.50	3/15/28	2,650,000	[d]	2,599,346
Barclays, Jr. Sub. Bonds		7.88	12/31/49	2,325,000	[e]	2,485,611
Barclays, Sub. Notes		5.20	5/12/26	2,925,000		2,929,420
BAT International Finance, Gtd. Notes	EUR	2.25	1/16/30	2,150,000		2,612,298
Diageo Finance, Gtd. Notes	EUR	2.38	5/20/26	3,050,000		4,054,206
E-Carat, Ser. 2016-1, Cl. A	EUR	0.08	10/18/24	1,647,396		1,995,417
HSBC Holdings, Sub. Notes		4.38	11/23/26	1,875,000		1,860,232
INEOS Finance, Sr. Scd. Bonds	EUR	2.13	11/15/25	1,250,000	[d]	1,458,658
International Game Technology, Sr. Scd. Notes		6.25	2/15/22	1,075,000	[d]	1,133,453

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United Kingdom - 7.2% (continued)
Lloyds Banking Group, Sr. Unscd. Notes		3.75	1/11/27	2,225,000		2,130,177
Royal Bank of Scotland Group, Sr. Unscd. Notes		3.88	9/12/23	8,675,000		8,536,524
Santander UK Group Holdings, Sr. Unscd. Notes		3.57	1/10/23	1,975,000		1,936,453
United Kingdom Gilt, Bonds	GBP	1.50	7/22/47	9,915,000		12,652,412
United Kingdom Gilt, Unscd. Bonds	GBP	3.50	1/22/45	18,075,000		33,526,229
					79,910,436
United States - 20.2%
Abbott Laboratories, Sr. Unscd. Notes		3.75	11/30/26	925,000		912,826
AbbVie, Sr. Unscd. Bonds	EUR	1.38	5/17/24	2,650,000		3,247,123
Ally Financial, Gtd. Notes		3.50	1/27/19	3,415,000		3,421,830
AMC Networks, Gtd. Notes		5.00	4/1/24	840,000		823,200
AMC Networks, Gtd. Notes		4.75	8/1/25	355,000		336,398
American Homes 4 Rent, Ser. 2014-SFR3, Cl. A		3.68	12/17/36	1,269,236	[d]	1,278,485
American International Group, Sr. Unscd. Notes		4.20	4/1/28	1,750,000		1,738,429
AmeriCredit Automobile Receivable Trust, Ser. 2017-4, Cl. B		2.36	12/19/22	3,300,000		3,237,592
Amgen, Sr. Unscd. Notes		4.40	5/1/45	1,075,000		1,046,738
Andeavor Logistics, Gtd. Notes		3.50	12/1/22	575,000		566,102
Anheuser-Busch InBev Worldwide, Gtd. Notes		4.00	4/13/28	3,900,000		3,885,608
Antero Resources, Gtd. Notes		5.63	6/1/23	300,000		307,875
Antero Resources, Gtd. Notes		5.00	3/1/25	925,000	[e]	930,781
Bank of America, Sr. Unscd. Notes		3.37	1/23/26	4,400,000		4,238,815
Bank of America, Sr. Unscd. Notes		3.97	3/5/29	2,725,000		2,676,231
Bear Stearns ALT-A Trust, Ser. 2004-2, Cl. 2A1		3.59	3/25/34	1,464,592	[b]	1,471,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United States - 20.2% (continued)
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2005-PWR10, Cl. AJ (Adjustable Rate Mortgage)	5.59	12/11/40	708,282		751,666
Bear Stearns Commercial Mortgage Securities Trust, Ser. 2007-PWR18, Cl. AJ	6.24	6/11/50	892,074		891,218
BWAY Holding, Sr. Scd. Notes	5.50	4/15/24	2,074,000	[d]	2,093,081
Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Cl. A4	2.29	1/19/22	1,750,000	[d]	1,706,426
CarMax Auto Owner Trust, Ser. 2018-1, Cl. D	3.37	7/15/24	365,000		359,724
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/24	1,125,000	[d]	1,144,699
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/47	975,000		923,328
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/48	1,700,000		1,694,670
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/27	1,125,000		1,101,094
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/25	1,725,000	[d]	1,690,500
Citigroup, Sr. Unscd. Notes	4.65	7/30/45	2,250,000		2,313,526
Citigroup, Sub. Bonds	4.40	6/10/25	3,200,000		3,197,143
CLUB Credit Trust, Ser. 2017-NP1, Cl. A	2.42	9/15/23	1,498,081	[d]	1,494,124
Colony Starwood Homes, Ser. 2016-2A, Cl. A	3.15	12/17/33	4,118,628	[b,d]	4,153,780
COMM Mortgage Trust, Ser. 2017-DLTA, Cl. A	2.75	8/15/35	3,200,000	[d]	3,214,051
Concho Resources, Gtd. Notes	3.75	10/1/27	1,075,000		1,030,114
Concho Resources, Gtd. Notes	4.88	10/1/47	325,000		330,708
Corning, Sr. Unscd. Notes	4.38	11/15/57	1,725,000		1,536,720
Cox Communications, Sr. Unscd. Notes	3.35	9/15/26	1,150,000	[d]	1,079,796
CVS Health, Sr. Unscd. Notes	4.30	3/25/28	3,400,000		3,357,723
DaVita, Gtd. Notes	5.00	5/1/25	1,175,000		1,116,485
Dell Equipment Finance Trust, Ser. 2017-2, Cl. B	2.47	10/24/22	700,000	[d]	688,440

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United States - 20.2% (continued)
Dell International, Sr. Scd. Notes		6.02	6/15/26	2,450,000	[d]	2,598,767
Digital Euro Finco, Gtd. Bonds	EUR	2.63	4/15/24	1,775,000		2,281,519
Dollar Tree, Sr. Unscd. Notes		4.00	5/15/25	1,425,000		1,412,504
Dollar Tree, Sr. Unscd. Notes		4.20	5/15/28	1,000,000		984,549
Drive Auto Receivables Trust, Ser. 2017-3, Cl. C		2.80	7/15/22	1,825,000		1,817,453
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		3.22	3/15/23	4,670,000		4,654,960
DT Auto Owner Trust, Ser. 2018-1A, Cl. B		3.04	1/18/22	2,600,000	[d]	2,595,322
Duke Energy, Sr. Unscd. Notes		3.75	9/1/46	2,050,000		1,827,918
Energy Transfer Partners, Gtd. Notes		4.75	1/15/26	880,000		879,522
Energy Transfer Partners, Gtd. Notes		4.20	4/15/27	600,000		573,028
Energy Transfer Partners, Jr. Sub. Notes, Ser. A		6.25	12/15/49	2,775,000	[b]	2,649,223
EQT, Sr. Unscd. Notes		3.00	10/1/22	655,000		633,643
EQT, Sr. Unscd. Notes		3.90	10/1/27	3,390,000		3,231,310
Exeter Automobile Receivables Trust, Ser. 2018-1A, Cl. B		2.75	4/15/22	2,200,000	[d]	2,180,774
First Data, Scd. Notes		5.75	1/15/24	1,125,000	[d]	1,144,822
Freeport-McMoRan, Gtd. Notes		5.45	3/15/43	1,375,000		1,258,125
GAHR Commercial Mortgage Trust, Ser. 2015-NRF, Cl. EFX		3.38	12/15/34	3,260,000	[d]	3,225,906
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	9,550,000	[b]	9,466,437
Genesis Energy, Gtd. Notes		6.75	8/1/22	695,000		708,900
Genesis Energy, Gtd. Notes		6.50	10/1/25	1,150,000		1,135,625
Glencore Funding, Gtd. Notes		3.00	10/27/22	1,125,000	[d]	1,076,848
Goldman Sachs Group, Sr. Unscd. Notes		3.50	11/16/26	3,415,000		3,237,794
Goldman Sachs Group, Sr. Unscd. Notes		3.69	6/5/28	1,300,000		1,240,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United States - 20.2% (continued)
Goldman Sachs Group, Sr. Unscd. Notes		3.81	4/23/29	1,300,000	[b,e]	1,241,451
HCA, Sr. Scd. Notes		5.50	6/15/47	1,225,000		1,160,687
Hertz Fleet Lease Funding, Ser. 2018-1, Cl. A2		3.23	5/10/32	3,000,000	[d]	3,000,427
Huntsman International, Gtd. Notes		4.88	11/15/20	1,815,000		1,855,837
Hyatt Hotel Portfolio Trust, Ser. 2017-HYT2, Cl. B		2.85	8/9/32	3,575,000	[d]	3,577,435
Icahn Enterprises, Gtd. Notes		5.88	2/1/22	1,225,000		1,240,312
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A		2.60	1/15/33	1,075,000	[d]	1,077,563
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. B		2.95	1/15/33	725,000	[d]	726,964
KeyCorp Student Loan Trust, Ser. 1999-B, Cl. CTFS		2.84	11/25/36	1,205,876	[b]	1,207,098
Kinder Morgan, Gtd. Notes		4.30	6/1/25	575,000		574,119
Kinder Morgan, Gtd. Notes		5.55	6/1/45	900,000		919,874
Kraft Heinz Foods, Gtd. Notes	EUR	2.25	5/25/28	7,175,000		8,796,885
Kubota Credit Owner Trust, Ser. 2018-1A, Cl. A4		3.21	1/15/25	5,700,000	[d]	5,699,515
Long Beach Mortgage Loan Trust, Ser. 2004-1, Cl. M2		2.72	2/25/34	492,278	[b]	493,949
Morgan Stanley Mortgage Loan Trust, Ser. 2005-1, Cl. 4A1		2.20	3/25/35	707,086	[b]	668,696
New Residential Mortgage Loan Trust, Ser. 2017-3A, Cl. A1		4.00	4/25/57	2,966,480	[b,d]	2,998,678
OSCAR US Funding Trust, Ser. 2016-2A, Cl. A3		2.73	12/15/20	2,400,000	[d]	2,390,827
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A2A		2.30	5/11/20	502,443	[d]	500,068
OSCAR US Funding Trust VI, Ser. 2017-1A, Cl. A4		3.30	5/10/24	1,080,000	[d]	1,069,118
OSCAR US Funding Trust VII, Ser. 2017-2A Cl. A3		2.45	12/10/21	850,000	[d]	836,238
OSCAR US Funding Trust VII, Ser. 2017-2A Cl. A4		2.76	12/10/24	1,800,000	[d]	1,775,673
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/25	3,200,000	[d]	3,206,768
Prime Security Services Borrower, Scd. Notes		9.25	5/15/23	873,000	[d]	939,566

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United States - 20.2% (continued)
Prosper Marketplace Issuance Trust, Ser. 2017-3A, Cl. A		2.36	11/15/23	2,432,281	[d]	2,423,966
Prudential Financial, Jr. Sub. Notes		4.50	9/15/47	3,450,000	[b,e]	3,281,812
Reynolds Group Issuer, Gtd. Notes		7.00	7/15/24	1,095,000	[d]	1,142,222
Santander Drive Auto Receivables Trust, Ser. 2018-1, Cl. C		2.96	3/15/24	2,300,000		2,277,721
Santander Drive Auto Receivables Trust, Ser. 2018-2, Cl. C		3.35	7/17/23	1,650,000		1,644,689
Santander Retail Auto Lease Trust, Ser. 2017-A, Cl. A4		2.37	1/20/22	1,625,000	[d]	1,601,335
Scientific Games International, Gtd. Notes		10.00	12/1/22	785,000		848,789
Scientific Games International, Sr. Unscd. Notes	EUR	5.50	2/15/26	1,050,000	[d]	1,220,492
Silverstone Master Issue, Ser. 2018-1A, Cl. 1A, 3 Month LIBOR - .39%		2.75	1/21/70	4,725,000	[b,d]	4,730,150
Springleaf Funding Trust, Ser. 2016-AA, Cl. A		2.90	11/15/29	3,900,000	[d]	3,878,283
Sprint Communications, Sr. Unscd. Notes		7.00	8/15/20	1,335,000		1,415,100
Sprint Spectrum, Sr. Scd. Notes		3.36	9/20/21	1,491,875	[d]	1,490,189
Sprint Spectrum, Sr. Scd. Notes		4.74	9/20/29	2,575,000	[d]	2,607,188
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A		2.85	1/17/35	4,483,621	[b,d]	4,504,465
Sunoco Logistics Partners Operations, Gtd. Notes		4.00	10/1/27	1,550,000		1,448,586
Sunoco Logistics Partners Operations, Gtd. Notes		5.40	10/1/47	500,000		472,449
Targa Resources Partners, Gtd. Bonds		5.13	2/1/25	1,125,000		1,094,062
T-Mobile USA, Gtd. Notes		6.00	3/1/23	825,000		856,969
Towd Point Mortgage Trust, Ser. 2017-2, Cl. A1		2.75	4/25/57	866,633	[b,d]	855,009
Tricon American Homes, Ser. 2017-SFR2, Cl. A		2.93	1/17/36	2,250,000	[d]	2,172,760
U.S. Treasury Notes		2.50	3/31/23	11,025,000		10,877,713
UBS Commercial Mortgage Trust, Ser. 2017-C1, Cl. A4		3.54	11/15/50	1,975,000		1,940,523
United Rentals, Gtd. Notes		4.88	1/15/28	1,665,000		1,581,750

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 94.7% (continued)
United States - 20.2% (continued)
Verizon Communications, Sr. Unscd. Notes		4.13	3/16/27	1,125,000		1,124,551
Vrio Finco 1, Sr. Scd. Notes		6.25	4/4/23	1,400,000	[d]	1,414,000
Western Gas Partners, Sr. Unscd. Notes		4.50	3/1/28	700,000		691,456
Western Gas Partners, Sr. Unscd. Notes		5.30	3/1/48	1,425,000		1,395,909
Westlake Automobile Receivables Trust, Ser. 2018-1A, Cl. C		2.92	5/15/23	1,375,000	[d]	1,365,101
Zayo Group, Gtd. Notes		5.75	1/15/27	940,000	[d]	935,300
					224,054,040
Uruguay - .4%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	75,800,000	[d]	2,554,860
Uruguayan Government, Sr. Unscd. Notes	UYU	9.88	6/20/22	58,300,000	[d]	2,139,016
					4,693,876
Total Bonds and Notes (cost $1,044,006,647)				1,050,478,931

Floating Rate Loan Interests - .3%
United States - .3%
Asurion, Tranche B-2 Term Loan, 3 Month LIBOR + 6.00%		8.36	7/14/25	1,275,000	[b]	1,313,250
CSC Holdings, Term Loan B, 3 Month LIBOR + 2.50%		4.85	1/12/26	1,025,000	[b]	1,026,922
Univar USA, Term B-3 Loan, 3 Month LIBOR + 2.50%		4.52	7/1/24	1,473,722	[b]	1,488,577
Total Floating Rate Loan Interests (cost $3,814,755)				3,828,749
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .1%
Call Options - .1%
Euro, Contracts 36,000,000 JP Morgan Chase Bank		1.20	5/2018	36,000,000		406,408
New Zealand Dollar Cross Currency, Contracts 11,750,000 Goldman Sachs International	AUD	1.10	8/2018	11,750,000		29,326
					435,734

Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount	[a]	Value ($)
Options Purchased - .1% (continued)
Put Options - .0%
Canadian Dollar, Contracts 10,200,000 Goldman Sachs International		1.28	6/2018	10,200,000		92,652
Mexican Peso, Contracts 10,450,000 Citigroup		18.15	6/2018	10,450,000		60,701
Norwegian Krone Cross Currency, Contracts 7,450,000 Citigroup	EUR	9.35	7/2018	7,450,000		14,622
Russian Ruble, Contracts 10,150,000 JP Morgan Chase Bank		57.00	6/2018	10,150,000		900
South African Rand, Contracts 24,000,000 JP Morgan Chase Bank		11.45	5/2018	24,000,000		57
South Korean Won, Contracts 10,100,000 Barclays Bank		1,055	6/2018	10,100,000		56,628
Swedish Krona Cross Currency, Contracts 3,750,000 UBS	EUR	9.60	7/2018	3,750,000		83
Swedish Krona Cross Currency, Contracts 8,100,000 JP Morgan Chase Bank	EUR	10.00	6/2018	8,100,000		211
Turkish Lira, Contracts 18,450,000 Citigroup		3.75	5/2018	18,450,000		10
					225,864
Total Options Purchased (cost $1,733,343)				661,598
Description	Yield at Date of Purchase (%)		Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 1.5%
U.S. Treasury Bills (cost $16,779,510)		1.73	8/2/18	16,855,000	[k,l]	16,775,637
Description	Current Yield (%)			Shares		Value ($)
Other Investment - 2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $26,396,343)		1.71		26,396,343	[m]	26,396,343

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Current Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $9,081,228)	1.67	9,081,228	[m] 9,081,228
Total Investments (cost $1,101,811,826)		99.8%	1,107,222,486
Cash and Receivables (Net)		0.2%	2,122,779
Net Assets		100.0%	1,109,345,265

BADLAR—Buenos Aires Interbank Offer Rate

GDP—Gross Domestic Product

LIBOR—London Interbank Offered Rate

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

GBP—British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $205,350,612 or 18.51% of net assets.

e Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $8,850,782 and the value of the collateral held by the fund was $9,081,228.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.

g Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.

h Security issued with a zero coupon. Income is recognized through the accretion of discount.

i Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.

j Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

k Held by a counterparty for open exchange traded derivative contracts.

l Security is a discount security. Income is recognized through the accretion of discount.

m Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	63.5
Corporate-Investment Grade	15.1
Securitized	10.5
Corporate-High Yield	4.9
Cash & Equivalents	3.2
U.S. Government	2.5
Options Purchased	.1
99.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales ($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	3,152,710	64,827,158	58,898,640	9,081,228.8		–
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,395,977	298,593,772	277,593,406	26,396,343	2.4	143,919
Total	8,548,687	363,420,930	336,492,046	35,477,571	3.2	143,919

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3 Year Bond	857	6/2018	71,660,779[a]	71,559,464	(101,315)
Euro 30 Year Bond	61	6/2018	11,850,042[a]	12,046,927	196,885
Japanese 10 Year Bond	7	6/2018	9,658,001[a]	9,645,810	(12,191)
Long Gilt	81	6/2018	13,592,448[a]	13,633,630	41,182
Long Term French Government Bond	61	6/2018	11,163,069[a]	11,330,181	167,112
U.S. Treasury 10 Year Notes	54	6/2018	6,441,926	6,459,750	17,824
U.S. Treasury Long Bond	4	6/2018	579,758	575,375	(4,383)
Futures Short
Australian 10 Year Bond	132	6/2018	(12,813,511)[a]	(12,709,509)	104,002
Canadian 10 Year Bond	469	6/2018	(48,451,268)[a]	(48,015,927)	435,341
Euro-Bobl	520	6/2018	(81,821,413)[a]	(82,261,589)	(440,176)
Euro-Bond	34	6/2018	(6,515,831)[a]	(6,517,601)	(1,770)
U.S. Treasury 2 Year Notes	18	6/2018	(3,827,498)	(3,816,844)	10,654
U.S. Treasury 5 Year Notes	88	6/2018	(9,997,359)	(9,988,687)	8,672
U.S. Treasury Ultra Long Bond	28	6/2018	(4,397,265)	(4,399,500)	(2,235)
Ultra 10 Year U.S. Treasury Notes	199	6/2018	(25,532,814)	(25,450,234)	82,580
Gross Unrealized Appreciation				1,064,252
Gross Unrealized Depreciation				(562,070)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Canadian Dollar June 2018 @ CAD 1.32	Goldman Sachs International	10,200,000	10,200,000		(20,852)
Mexican Peso June 2018 @ MXN 19.65	Citigroup	10,450,000	10,450,000		(75,138)
Norwegian Krone Cross Currency July 2018 @ NOK 9.97	Citigroup	7,500,000	7,500,000	EUR	(43,734)
Polish Zloty Cross Currency June 2018 @ PLN 4.33	JP Morgan Chase Bank	8,300,000	8,300,000	EUR	(19,822)
Russian Ruble June 2018 @ RUB 61	JP Morgan Chase Bank	10,150,000	10,150,000		(423,729)
South African Rand May 2018 @ ZAR 12.15	JP Morgan Chase Bank	24,000,000	24,000,000		(62,632)
South Korean Won June 2018 @ KRW 1,100	Barclays Bank	10,100,000	10,100,000		(36,913)
Swedish Krona Cross Currency June 2018 @ SEK 10.35	JP Morgan Chase Bank	8,100,000	8,100,000	EUR	(223,481)
Swedish Krona Cross Currency July 2018 @ SEK 10	UBS	3,750,000	3,750,000	EUR	(248,486)
Turkish Lira May 2018 @ TRY 4.16	Citigroup	18,450,000	18,450,000		(45,686)
Put Options:
New Zealand Dollar Cross Currency August 2018 @ NZD 1.06	Goldman Sachs International	11,750,000	11,750,000	AUD	(66,338)
Total Options Written (premiums received $1,204,580)					(1,266,811)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar

EUR—Euro

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
Canadian Dollar	2,120,000	United States Dollar	1,682,699	5/31/18	(30,467)
Euro	1,910,000	United States Dollar	2,351,995	5/31/18	(40,016)
Japanese Yen	320,000,000	United States Dollar	2,990,576	5/31/18	(57,101)
Barclays Bank
British Pound	880,000	United States Dollar	1,229,713	5/31/18	(16,392)
Indonesian Rupiah	53,458,930,000	United States Dollar	3,861,245	6/26/18	(43,377)
South Korean Won	25,535,725,000	United States Dollar	24,163,462	6/26/18	(213,579)
Malaysian Ringgit	15,910,000	United States Dollar	4,102,101	6/26/18	(54,270)
Malaysian Ringgit	51,530,000	United States Dollar	13,170,513	7/23/18	(65,756)
United States Dollar	37,380,342	Taiwan Dollar	1,079,320,000	6/26/18	751,255
Citigroup
Australian Dollar	27,395,000	United States Dollar	21,274,957	5/31/18	(649,505)
Colombian Peso	16,555,210,000	United States Dollar	5,921,033	6/26/18	(32,732)
Czech Koruna	529,680,000	United States Dollar	25,819,675	6/26/18	(747,620)
Swedish Krona	396,065,000	United States Dollar	47,200,486	5/31/18	(1,861,183)
United States Dollar	1,083,823	Argentine Peso	22,860,000	6/4/18	7,045
United States Dollar	2,391,240	Canadian Dollar	3,000,000	5/31/18	53,176
United States Dollar	4,359,242	Chilean Peso	2,637,690,000	6/26/18	59,580
United States Dollar	19,748,144	Israeli Shekel	69,550,000	6/26/18	356,357
United States Dollar	15,798,783	Mexican New Peso	291,625,000	6/26/18	346,999
United States Dollar	34,688,008	South African Rand	416,655,000	6/26/18	1,516,009
Goldman Sachs International
British Pound	52,635,000	United States Dollar	74,976,231	5/31/18	(2,404,487)
Polish Zloty	14,895,000	United States Dollar	4,352,006	6/26/18	(104,195)
United States Dollar	9,490,115	British Pound	6,884,477	5/1/18	12,194

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC
Argentine Peso	57,000,000	United States Dollar	2,744,277	6/4/18	(59,397)
Canadian Dollar	14,530,000	United States Dollar	11,505,940	5/31/18	(181,918)
Swiss Franc	1,115,000	United States Dollar	1,162,698	5/31/18	(34,519)
Japanese Yen	15,994,025,000	United States Dollar	149,669,201	5/31/18	(3,050,233)
Singapore Dollar	4,360,000	United States Dollar	3,328,229	6/26/18	(35,852)
United States Dollar	492,851	Euro	400,000	5/31/18	8,667
United States Dollar	42,988,592	New Zealand Dollar	58,415,000	5/31/18	1,892,923
United States Dollar	16,264,714	Romanian Leu	61,520,000	6/26/18	325,032
United States Dollar	5,332,901	South African Rand	64,810,000	6/26/18	173,051
JP Morgan Chase Bank
Czech Koruna	407,785,000	United States Dollar	19,845,677	6/26/18	(543,442)
Euro	120,615,000	United States Dollar	149,851,068	5/31/18	(3,851,428)
Indonesian Rupiah	252,763,100,000	United States Dollar	18,286,230	6/26/18	(234,689)
Indian Rupee	544,970,000	United States Dollar	8,287,257	6/26/18	(171,848)
Singapore Dollar	29,345,000	United States Dollar	22,392,388	6/26/18	(233,026)
United States Dollar	8,404,081	Argentine Peso	178,650,000	6/4/18	(10,898)
United States Dollar	8,150,857	Brazilian Real	27,080,000	6/4/18	447,864
United States Dollar	10,398,787	Hong Kong Dollars	81,000,000	4/10/19	18,683
United States Dollar	20,338,194	Hungarian Forint	5,146,865,000	6/26/18	452,307
United States Dollar	27,960,464	Philippine Peso	1,469,170,000	6/26/18	(347,543)
United States Dollar	9,764,260	Russian Ruble	566,350,000	6/26/18	832,185
United States Dollar	3,558,610	Thai Baht	110,650,000	6/26/18	46,901
United States Dollar	20,212,623	Turkish Lira	82,800,000	6/26/18	189,684
United States Dollar	6,992,636	Taiwan Dollar	204,150,000	6/26/18	64,359

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley Capital Services
British Pound	1,810,000	United States Dollar	2,578,051	5/31/18	(82,471)
Japanese Yen	398,790,000	United States Dollar	3,702,839	5/31/18	(47,088)
UBS
Australian Dollar	14,430,000	United States Dollar	11,232,528	5/31/18	(368,310)
Malaysian Ringgit	23,115,000	United States Dollar	5,955,172	6/26/18	(74,241)
Malaysian Ringgit	35,370,000	United States Dollar	9,045,321	7/23/18	(50,265)
Norwegian Krone	167,865,000	United States Dollar	21,578,115	5/31/18	(630,401)
United States Dollar	11,249,817	New Zealand Dollar	15,360,000	5/31/18	443,869
United States Dollar	4,955,500	Philippine Peso	259,470,000	6/26/18	(43,975)
Gross Unrealized Appreciation					7,998,140
Gross Unrealized Depreciation					(16,372,224)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional Amount†	Currency/ Floating Rate	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation (Depreciation) ($)
87,800,000	USD - 3 Month LIBOR	(2.36)	11/29/2027	3,897,913
26,600,000	USD - 6 Month LIBOR	(2.48)	1/10/2021	64,496
18,100,000	USD - 3 Month LIBOR	(1.79)	10/3/2046	4,377,761
16,470,000	NZD - 3 Month Bank Bill	(3.21)	3/19/2028	(32,947)
18,800,000	EUR - 6 Month EURIBOR	1.49	4/17/2048	(188,859)
35,350,000	GBP - 6 Month LIBOR	(1.08)	12/12/2022	447,735
21,960,000	NZD - 3 Month Bank Bill	(3.21)	3/20/2028	(43,178)
60,000,000	USD - 6 Month LIBOR	(2.82)	4/19/2023	216,145
2,000,000,000	JPY - 6 Month LIBOR	0.08	11/4/2026	(249,568)
1,596,600,000	HUF - 6 Month BUBOR	(1.83)	1/26/2028	71,283
1,596,600,000	HUF - 6 Month BUBOR	(1.86)	1/26/2028	54,112
55,000,000	EUR - 6 Month EURIBOR	(0.40)	5/3/2023	(31,163)
2,018,610,000	HUF - 6 Month BUBOR	(1.90)	1/29/2028	42,501
Gross Unrealized Appreciation				9,171,946
Gross Unrealized Depreciation				(545,715)

BUBOR—Budapest Interbank Offered Rate

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

JPY—Japanese Yen

LIBOR—London Interbank Offered Rate

USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation ($)
Sold Contracts:[2]
JP Morgan Chase Bank
Markit CMBX North America BBB Series 10
11/17/2059†	4,825,000	3.00	(444,971)	(502,899)	57,928
Gross Unrealized Appreciation					57,928

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $8,850,782)—Note 1(c):
Unaffiliated issuers	1,066,334,255	1,071,744,915
Affiliated issuers	35,477,571	35,477,571
Cash		4,232,724
Cash denominated in foreign currency	6,926,544	6,764,607
Receivable for investment securities sold		9,859,197
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		7,998,140
Dividends, interest and securities lending income receivable		7,937,528
Cash collateral held by broker—Note 4		5,426,443
Receivable for shares of Beneficial Interest subscribed		1,081,939
Unrealized appreciation on swap agreements—Note 4		57,928
Prepaid expenses		91,033
		1,150,672,025
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		603,268
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		16,372,224
Payable for investment securities purchased		9,951,251
Liability for securities on loan—Note 1(c)		9,081,228
Payable for shares of Beneficial Interest redeemed		2,314,126
Outstanding options written, at value (premiums received $1,204,580)—Note 4		1,266,811
Payable for swap variation margin—Note 4		890,044
Swap premium received—Note 4		502,899
Payable for futures variation margin—Note 4		126,566
Accrued expenses		218,343
		41,326,760
Net Assets ($)		1,109,345,265
Composition of Net Assets ($):
Paid-in capital		1,196,809,620
Accumulated undistributed investment income—net		534,722
Accumulated net realized gain (loss) on investments		(93,812,221)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap agreements and foreign currency transactions (including $502,182 net unrealized appreciation on futures and $8,626,231 net unrealized appreciation on centrally cleared swap agreements)		5,813,144
Net Assets ($)		1,109,345,265

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	88,787,997	40,326,869	882,109,628	98,120,771
Shares Outstanding	5,512,800	2,574,859	54,153,824	6,021,121
Net Asset Value Per Share ($)	16.11	15.66	16.29	16.30

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $7,893 foreign taxes withheld at source)	14,861,386
Dividends from affiliated issuers	143,919
Income from securities lending—Note 1(c)	15,853
Total Income	15,021,158
Expenses:
Management fee—Note 3(a)	2,339,349
Shareholder servicing costs—Note 3(c)	609,018
Distribution fees—Note 3(b)	140,990
Custodian fees—Note 3(c)	97,289
Registration fees	60,895
Professional fees	55,737
Trustees’ fees and expenses—Note 3(d)	36,942
Prospectus and shareholders’ reports	34,970
Loan commitment fees—Note 2	18,533
Miscellaneous	47,310
Total Expenses	3,441,033
Less—reduction in expenses due to undertaking—Note 3(a)	(87,593)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,967)
Net Expenses	3,348,473
Investment Income—Net	11,672,685
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,118,503
Net realized gain (loss) on options transactions	(216,015)
Net realized gain (loss) on futures	4,415,397
Net realized gain (loss) on swap agreements	1,214,925
Net realized gain (loss) on forward foreign currency exchange contracts	11,310,113
Net Realized Gain (Loss)	20,842,923
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,394,139
Net unrealized appreciation (depreciation) on options transactions	(1,066,953)
Net unrealized appreciation (depreciation) on futures	(443,371)
Net unrealized appreciation (depreciation) on swap agreements	5,103,485
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9,532,234)
Net Unrealized Appreciation (Depreciation)	(4,544,934)
Net Realized and Unrealized Gain (Loss) on Investments	16,297,989
Net Increase in Net Assets Resulting from Operations	27,970,674

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	11,672,685	17,867,650
Net realized gain (loss) on investments	20,842,923	5,278,142
Net unrealized appreciation (depreciation) on investments	(4,544,934)	19,904,462
Net Increase (Decrease) in Net Assets Resulting from Operations	27,970,674	43,050,254
Distributions to Shareholders from ($):
Investment income—net:
Class A	(2,563,568)	(411,576)
Class C	(1,158,548)	(29,428)
Class I	(24,763,682)	(3,999,721)
Class Y	(2,807,595)	(193,011)
Total Distributions	(31,293,393)	(4,633,736)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	30,887,105	17,511,978
Class C	9,330,317	2,337,620
Class I	324,290,088	293,795,259
Class Y	32,093,121	50,743,112
Distributions reinvested:
Class A	2,375,578	387,398
Class C	889,358	21,408
Class I	19,233,219	2,821,805
Class Y	2,621,111	161,297
Cost of shares redeemed:
Class A	(18,103,375)	(82,294,814)
Class C	(8,033,284)	(18,244,480)
Class I	(115,178,081)	(370,202,569)
Class Y	(9,059,657)	(12,722,167)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	271,345,500	(115,684,153)
Total Increase (Decrease) in Net Assets	268,022,781	(77,267,635)
Net Assets ($):
Beginning of Period	841,322,484	918,590,119
End of Period	1,109,345,265	841,322,484
Undistributed investment income—net	534,722	20,155,430

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,895,599	1,149,634
Shares issued for distributions reinvested	150,529	25,738
Shares redeemed	(1,112,300)	(5,452,850)
Net Increase (Decrease) in Shares Outstanding	933,828	(4,277,478)
Class Ca,b
Shares sold	585,110	152,474
Shares issued for distributions reinvested	57,825	1,446
Shares redeemed	(507,813)	(1,221,137)
Net Increase (Decrease) in Shares Outstanding	135,122	(1,067,217)
Class Ib
Shares sold	19,593,644	18,946,781
Shares issued for distributions reinvested	1,205,790	186,630
Shares redeemed	(7,005,142)	(23,930,735)
Net Increase (Decrease) in Shares Outstanding	13,794,292	(4,797,324)
Class Yb
Shares sold	1,967,220	3,242,658
Shares issued for distributions reinvested	164,237	10,667
Shares redeemed	(550,003)	(806,817)
Net Increase (Decrease) in Shares Outstanding	1,581,454	2,446,508

[a]During the period ended April 30, 2018, 3,683 Class C shares representing $58,474 were automatically converted to 3,587 Class A shares.

[b]During the period ended October 31, 2017, 379 Class C shares representing $5,415 were exchanged for 368 Class I shares and 5,730 Class Y shares representing $85,134 were exchanged for 5,730 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended April 30, 2018		Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.09	15.35	15.38	16.75	16.53	17.48
Investment Operations:
Investment income—net[a]	.18	.25	.19	.31	.39	.39
Net realized and unrealized gain (loss) on investments	.40	.54	.30	(1.03)	.06	(.75)
Total from Investment Operations	.58	.79	.49	(.72)	.45	(.36)
Distributions:
Dividends from Investment income—net	(.56)	(.05)	(.52)	(.65)	(.23)	(.37)
Dividends from net realized gain on investments	-	-	-	-	-	(.22)
Total Distributions	(.56)	(.05)	(.52)	(.65)	(.23)	(.59)
Net asset value, end of period	16.11	16.09	15.35	15.38	16.75	16.53
Total Return (%)[b]	3.69[c]	5.16	3.38	(4.45)	2.77	(2.14)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[d]	1.35	1.23	1.12	1.08	1.07
Ratio of net expenses to average net assets	1.02[d]	1.35	1.23	1.12	1.08	1.07
Ratio of net investment income to average net assets	2.20[d]	1.64	1.27	1.93	2.31	2.28
Portfolio Turnover Rate	31.80[c]	118.36	126.57	216.56	209.53	169.41
Net Assets, end of period ($ x 1,000)	88,788	73,657	135,947	215,337	319,588	552,695

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended April 30, 2018		Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	15.67	14.97	15.05	16.39	16.17	17.11
Investment Operations:
Investment income—net[a]	.12	.18	.11	.20	.27	.26
Net realized and unrealized gain (loss) on investments	.39	.53	.29	(1.01)	.07	(.72)
Total from Investment Operations	.51	.71	.40	(.81)	.34	(.46)
Distributions:
Dividends from investment income—net	(.52)	(.01)	(.48)	(.53)	(.12)	(.26)
Dividends from net realized gain on investments	-	-	-	-	-	(.22)
Total Distributions	(.52)	(.01)	(.48)	(.53)	(.12)	(.48)
Net asset value, end of period	15.66	15.67	14.97	15.05	16.39	16.17
Total Return (%)[b]	3.33[c]	4.74	2.78	(5.09)	2.09	(2.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.66[d]	1.79	1.78	1.77	1.76	1.75
Ratio of net expenses to average net assets	1.66[d]	1.79	1.78	1.77	1.76	1.75
Ratio of net investment income to average net assets	1.56[d]	1.20	.71	1.29	1.63	1.60
Portfolio Turnover Rate	31.80[c]	118.36	126.57	216.56	209.53	169.41
Net Assets, end of period ($ x 1,000)	40,327	38,224	52,516	69,609	104,681	152,333

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended April 30, 2018		Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	16.28	15.48	15.48	16.86	16.65	17.58
Investment Operations:
Investment income—net[a]	.21	.35	.27	.38	.44	.44
Net realized and unrealized gain (loss) on investments	.41	.54	.29	(1.04)	.07	(.74)
Total from Investment Operations	.62	.89	.56	(.66)	.51	(.30)
Distributions:
Dividends from Investment income—net	(.61)	(.09)	(.56)	(.72)	(.30)	(.41)
Dividends from net realized gain on investments	-	-	-	-	-	(.22)
Total Distributions	(.61)	(.09)	(.56)	(.72)	(.30)	(.63)
Net asset value, end of period	16.29	16.28	15.48	15.48	16.86	16.65
Total Return (%)	3.90[b]	5.73	3.90	(4.07)	3.08	(1.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[c]	.75	.75	.74	.75	.74
Ratio of net expenses to average net assets	.65[c]	.75	.75	.74	.75	.74
Ratio of net investment income to average net assets	2.56[c]	2.23	1.74	2.32	2.65	2.60
Portfolio Turnover Rate	31.80[b]	118.36	126.57	216.56	209.53	169.41
Net Assets, end of period ($ x 1,000)	882,110	657,117	699,253	818,322	1,230,266	875,269

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended April 30, 2018		Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	16.29	15.49	15.48	16.86	16.65	16.33
Investment Operations:
Investment income—net[b]	.22	.37	.28	.39	.47	.14
Net realized and unrealized gain (loss) on investments	.41	.53	.30	(1.03)	.05	.26
Total from Investment Operations	.63	.90	.58	(.64)	.52	.40
Distributions:
Dividends from Investment income—net	(.62)	(.10)	(.57)	(.74)	(.31)	(.08)
Net asset value, end of period	16.30	16.29	15.49	15.48	16.86	16.65
Total Return (%)	3.94[c]	5.85	3.94	(3.98)	3.13	2.43[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59[d]	.68	.67	.67	.68	.74[d]
Ratio of net expenses to average net assets	.59[d]	.68	.67	.67	.68	.74[d]
Ratio of net investment income to average net assets	2.64[d]	2.30	1.82	2.39	2.71	2.63[d]
Portfolio Turnover Rate	31.80[c]	118.36	126.57	216.56	209.53	169.41
Net Assets, end of period ($ x 1,000)	98,121	72,325	30,875	31,290	30,278	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	91,655,519	-	91,655,519
Commercial Mortgage-Backed	-	15,405,326	-	15,405,326
Corporate Bonds†	-	230,950,946	-	230,950,946
Floating Rate Loan Interests†	-	3,828,749	-	3,828,749
Foreign Government	-	691,720,736	-	691,720,736
Registered Investment Companies	35,477,571	-	-	35,477,571
Residential Mortgage-Backed	-	9,868,691	-	9,868,691

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
U.S. Treasury	-	27,653,350	-	27,653,350
Other Financial Instruments:
Futures††	1,064,252	-	-	1,064,252
Forward Foreign Currency Exchange Contracts††	-	7,998,140	-	7,998,140
Options Purchased	-	661,598	-	661,598
Swaps††	-	9,229,874	-	9,229,874
Liabilities ($)
Other Financial Instruments:
Futures††	(562,070)	-	-	(562,070)
Forward Foreign Currency Exchange Contracts††	-	(16,372,224)	-	(16,372,244)
Options Written	-	(1,266,811)	-	(1,266,811)
Swaps††	-	(545,715)	-	(545,715)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2018, The Bank of New York Mellon earned $3,304 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry or country.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On May 1, 2018, the Board declared a cash dividend of $.049, $.013, $.066 and $.068 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2018, (ex-dividend date), to shareholders of record as of the close of business on April 30, 2018.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $113,332,145 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $69,094,164 of short-term capital losses and $44,237,981 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $4,633,736. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the Class A shares of the fund so that the expenses of such Class A shares (excluding Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .77% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $87,593 during the period ended April 30, 2018.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2018, the Distributor retained $2,279 from commissions earned on sales of the fund’s Class A shares and $151 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $140,990 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $100,029 and $46,997, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $82,520 for transfer agency services and $2,933 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $2,933.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $97,289 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,034.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $454,462, Distribution Plan fees $24,920, Shareholder Services Plan fees $26,656, custodian fees $90,000, Chief Compliance Officer fees $4,214 and transfer agency fees $13,306, which are offset against an expense reimbursement currently in effect in the amount of $10,290.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended April 30, 2018, amounted to $525,652,167 and $287,407,194, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and interest rate, or as a substitute for an investment. The fund is subject to market risk , currency risk and interest rate risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Credit default swaps open at April 30, 2018 are set forth in the Consolidated Statement of Swap Agreements.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	10,236,198	[1,2]	Interest rate risk	(1,107,785)	[1,2]
Foreign exchange risk	8,659,738	[3,4]	Foreign exchange risk	(17,639,035)	[4,5]
Credit risk	57,928	[2]	Credit risk	-
Gross fair value of derivative contracts	18,953,864			(18,746,820)
Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

[2]Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]Outstanding options written, at value.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	4,415,397		(471,353)		-		1,137,646		5,081,690
Foreign exchange	-		255,338		11,310,113		-		11,565,451
Credit	-		-		-		77,279		77,279
Total	4,415,397		(216,015)		11,310,113		1,214,925		16,724,420

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(443,371)		6,056		-		5,045,557		4,608,242
Foreign exchange	-		(1,073,009)		(9,532,234)		-		(10,605,243)
Credit	-		-		-		57,928		57,928
Total	(443,371)		(1,066,953)		(9,532,234)		5,103,485		(5,939,073)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,064,252	(562,070)
Options	661,598	(1,266,811)
Forward contracts	7,998,140	(16,372,224)
Swaps	9,229,874	(545,715)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	18,953,864	(18,746,820)
Derivatives not subject to
Master Agreements	(10,236,198)	1,107,785
Total gross amount of assets
and liabilities subject to
Master Agreements	8,717,666	(17,639,035)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:†

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Barclays Bank	807,883		(430,287)	(250,000)		127,596
Citigroup	2,414,499		(2,414,499)	-		-
Goldman Sachs International	134,172		(134,172)	-		-
HSBC	2,399,673		(2,399,673)	-		-
JP Morgan Chase Bank	2,517,487		(2,517,487)	-		-
UBS	443,952		(443,952)	-		-
Total	8,717,666		(8,340,070)	(250,000)		127,596

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(127,584)		-	127,584		-
Barclays Bank	(430,287)		430,287	-		-
Citigroup	(3,455,598)		2,414,499	781,000		(260,099)
Goldman Sachs International	(2,595,872)		134,172	2,461,700		-
HSBC	(3,361,919)		2,399,673	-		(962,246)
JP Morgan Chase Bank	(6,122,538)		2,517,487	3,136,000		(469,051)
Morgan Stanley Capital Services	(129,559)		-	-		(129,559)
UBS	(1,415,678)		443,952	750,000		(221,726)
Total	(17,639,035)		8,340,070	7,256,284		(2,042,681)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
† See Statement of Investments for detailed information regarding collateral held for open exchange traded derivative contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Interest rate futures	297,625,633
Interest rate options contracts	217,874
Foreign currency options contracts	2,491,570
Forward contracts	1,065,444,902

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Interest rate swap agreements	290,473,245
Credit default swap agreements	2,793,571

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $6,160,686, consisting of $47,736,502 gross unrealized appreciation and $41,575,816 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the two-year period when it was slightly below the Performance Group median. The Board also noted that the fund’s yield performance was at or above below the Performance Group median for four of the ten one-year periods ended December 31st and above the Performance Universe median for four of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that: the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the Class A shares of the fund so that the direct expenses of such Class A shares (excluding shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .77% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s improved performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

Dreyfus International Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIBAX Class C: DIBCX Class I: DIBRX Class Y: DIBYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6091SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)